Type:  		13F-HR
Period:		06/30/2004
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30, 2004

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 12, 2004

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	19
Form 13F Information Table Value Total:	$106,144,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6181    86714 SH       SOLE                    86714
BANK NEW YORK INC COM          COM              064057102     3755   127374 SH       SOLE                   127374
BISYS GROUP INC COM            COM              055472104     3292   234120 SH       SOLE                   234120
BLOCK H & R INC COM            COM              093671105     6167   129340 SH       SOLE                   129340
CENDANT CORP                   COM              151313103      220     9000 SH       SOLE                     9000
CITIGROUP INC                  COM              172967101    11461   246473 SH       SOLE                   246473
COCA-COLA FEMSA S A DE SPON AD COM              191241108     5222   235328 SH       SOLE                   235328
D R HORTON INC COM             COM              23331A109     5450   191900 SH       SOLE                   191900
GANNETT CO INC DEL             COM              364730101     3947    46519 SH       SOLE                    46519
GENERAL ELECTRIC CO            COM              369604103     7698   237581 SH       SOLE                   237581
HILB ROGAL & HAMILTON COM      COM              431294107     4711   132040 SH       SOLE                   132040
HOME DEPOT INC                 COM              437076102     3632   103194 SH       SOLE                   103194
JOHNSON CTLS INC COM           COM              478366107     1018    19076 SH       SOLE                    19076
KINDER MORGAN INC KANS COM     COM              49455P101     4877    82260 SH       SOLE                    82260
LABORATORY AMER HLDGS COM NEW  COM              50540R409     4595   115732 SH       SOLE                   115732
PFIZER INCORPORATED            COM              717081103     6604   192636 SH       SOLE                   192636
RENT A CTR INC NEW COM         COM              76009N100     7572   253002 SH       SOLE                   253002
WASHINGTON MUT INC COM         COM              939322103    11251   291172 SH       SOLE                   291172
WELLS FARGO & CO DEL COM       COM              949746101     8491   148371 SH       SOLE                   148371

REPORT SUMMARY		       19 DATA RECORDS		    106144	    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED